CONCENTRATIONS	12 Months Ended
Dec. 31, 2023
CONCENTRATIONS
CONCENTRATIONS
NOTE 6 – CONCENTRATIONS

As of December 31, 2023 and 2022, and for the years then ended, the Company had the following revenue and accounts receivable concentrations:

	Revenues		Accounts Receivable
Customer	2023	2022	12/31/2023	12/31/2022
Customer A	88%	*	*	*
Customer B	*	*	87%	*
Customer C	*	48%	*	*
Customer D	*	38%	10%	*
Customer E	*	12%	*	*

* = Less than 10%